Short-Term Investment (Details) - Schedule of Short-Term Investment - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Short-Term Investments [Line Items]
Bank deposits	$ 44,198	$ 43,733
Total short-term investment	44,198	43,733
Level 1 [Member]
Short-Term Investments [Line Items]
Bank deposits
Total short-term investment
Level 2 [Member]
Short-Term Investments [Line Items]
Bank deposits	44,198	43,733
Total short-term investment	44,198	43,733
Level 3 [Member]
Short-Term Investments [Line Items]
Bank deposits
Total short-term investment